Pension and Non-pension Post-employment Benefit Plans - Market Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Debt investment funds	$ 10.6	$ 10.8
Equity investment funds	7.6	7.8
Insurance annuities	328.7	348.3
Other	15.0	13.2
Total	$ 361.9	$ 380.1
Debt investment funds, allocation percentage	3.00%	3.00%
Equity investment funds, allocation percentage	2.00%	2.00%
Insurance annuities, allocation percentage	91.00%	92.00%
Other, allocation percentage	4.00%	3.00%
Total, allocation percentage	100.00%	100.00%